Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended
	Apr. 18, 2014	Mar. 31, 2014	Apr. 25, 2014 Subsequent Event [Member]	Apr. 18, 2014 Subsequent Event [Member] item	Apr. 01, 2014 Subsequent Event [Member]	Apr. 30, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Maturing unsecured debt repaid					$ 1,300,000,000
Total authorized repurchase						607,000,000
Coupon rate of unsecured debt					5.25%
Dividend declared		$ 0.10				$ 0.10
Additional share repurchase authorized						300,000,000
Amount repaid using portion of cash proceeds from sale of student loan business			800,000,000
Extinguishment of debt			3,200,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			50,000,000
Date of intended redemption of notes	May 20, 2014
Notes outstanding relating to aircraft securitization vehicles				366,000,000
Number of aircraft securitization vehicles				2
Income from acceleration of debt and reimbursement of original issue discount				$ 16,000,000